Income Tax - income tax expense attributable to income before income taxes (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax
Expected expense (ISR)	$ 1,555,111	$ 1,292,925	$ 1,354,965
Expected expense (Percentage)	30.00%	30.00%	30.00%
Increase (decrease) resulting from:
Net effects of inflation (ISR)	$ (196,379)	$ (168,822)	$ (276,758)
Net effects of inflation (Percentage)	(4.00%)	(4.00%)	(6.00%)
(Non-taxable income) Non-deductible expenses (ISR)	$ 7,641	$ 11,027	$ 16,648
(Non-taxable income) Non-deductible expenses (Percentage)	0.00%	0.00%	0.00%
Effect of rate difference of foreign subsidiary (ISR)	$ 20,907	$ 48,658	$ (16,572)
Effect of rate difference of foreign subsidiary (Percentage)	0.00%	1.00%	0.00%
Effect from non-deductible employee benefits (ISR)	$ 115,496	$ 70,202	$ 90,820
Effect from non-deductible employee benefits (Percentage)	2.00%	2.00%	2.00%
Effect of tax incentive	$ (69,920)	$ (60,861)	$ 0
Effect of tax incentive (Percentage)	(1.00%)	(1.00%)	0.00%
Effect of carryback tax losses in the United States of America (ISR)	$ (190,144)	$ 0	$ 0
Effect of carryback tax losses in the United States of America (Percentage)	(4.00%)	0.00%	0.00%
Bargain purchase gain of domestic business acquisition (ISR)	$ (27,267)	$ 0	$ 0
Bargain purchase gain of domestic business acquisition (Percentage)	0.00%	0.00%	0.00%
Other (ISR)	$ (3,834)	$ (68,151)	$ (14,126)
Other (Percentage)	0.00%	(2.00%)	0.00%
Income tax expense (ISR)	$ 1,211,611	$ 1,124,978	$ 1,154,978
Income tax expense (Percentage)	23.00%	26.00%	26.00%